Average Annual Total Returns - ETF - Vanguard SP Mid-Cap 400 Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	13.54%	12.22%	11.37%	13.13%	11.80%	11.01%	8.19%	9.65%	9.35%	13.60%	12.24%	11.30%	13.66%	12.35%	11.51%	20.79%	15.36%	13.74%